Schedule of Fair Value of Stock Option Granted (Details)			12 Months Ended
	Apr. 20, 2024	Mar. 20, 2024	Dec. 31, 2023
Expected Volatility	78.30%	78.50%
Expected term (years)	3 years	3 years
Risk-free interest rate	4.81%	4.41%
Expected dividend yield			0.00%
Minimum [Member]
Expected Volatility			79.00%
Expected term (years)			3 years 6 months
Risk-free interest rate			4.16%
Maximum [Member]
Expected Volatility			80.00%
Expected term (years)			6 years 6 months
Risk-free interest rate			4.35%